Common Stock and Additional Paid-in Capital -Dividends - Restricted Stock Awards (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	5 Months Ended		6 Months Ended		7 Months Ended	8 Months Ended	12 Months Ended
	Apr. 05, 2016	Jun. 08, 2015	Jun. 04, 2015	Jun. 30, 2016	Jun. 30, 2015	Aug. 13, 2015	Aug. 19, 2014	Dec. 31, 2015	Dec. 30, 2014	Nov. 18, 2014	Mar. 21, 2012
Common stock shares authorized				1,000,000,000				1,000,000,000
Common stock par value		$ 0.01		$ 0.01				$ 0.01
Preferred stock shares authorized				500,000,000				500,000,000
Preferred stock par value				$ 0.01				$ 0.01
Stock Issued During Period Shares New Issues		28,571,428
Share price		$ 7
Net proceeds from common stock issuance		$ 194,134		$ 0	$ 192,707
Shares authorized under Equity Plan											2,000,000
Number of vested shares				370,250
Unrecognized compensation cost				$ 906				$ 2,299
Expected period of recognition for unrecognized compensation costs				2 years
Compensation cost allocated in "General and administrative expenses"				$ 915	$ 2,381
Installment 4 - FY 2014
Common stock, Dividend per share paid				$ 0.19
Installment 1 - FY 2015
Common stock, Dividend per share paid				$ 0.19
Chairman, President and Chief Executive Officer
Common stock value purchased		$ 10,000
Stock Issued During Period Shares New Issues		1,428,571
DryShips Inc.
Treasury Stock, Shares, Acquired	56,079,533
Due From Related Parties Non Current										$ 120,000
DryShips Inc. | Exchange of $120.0 million Exchangeable Promissory Note
Debt facility, Amount exchanged			$ 40,000			$ 80,000		$ 120,000
Treasury Stock, Shares, Acquired			4,444,444			17,777,778		22,222,222
Consultancy Agreement CEO Services January 2013 | Azara Services S.A.
Shares granted							150,000		300,000
Vesting period							3 years		3 years
Grant date fair value							$ 18.37		$ 9.46